UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

790 E. Colorado Blvd., 9th Floor
Pasadena, CA 91101
 (Address of principal executive offices) (Zip code)

Glenn S. Freed

790 E. Colorado Blvd., 9th Floor
Pasadena, CA 91101
 (Name and address of agents for service)

Registrant's telephone number, including area code: (818) 813-1351

Date of fiscal year end: September 30
Date of reporting period: December 31, 2013

Item 1.  Schedule of Investments

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS – 99.2%
BASIC MATERIALS – 4.7%
A Schulman, Inc.	7,200	$253,872
Aceto Corp.	4,065	101,666
Allied Nevada Gold Corp.*, 1	29,000	102,950
Century Aluminum Co.*	18,866	197,338
Codexis, Inc.*, 1	24,300	34,020
Coeur Mining, Inc.*	24,000	260,400
Commercial Metals Co.	25,500	518,415
Friedman Industries, Inc.1	3,500	29,750
Horsehead Holding Corp.*, 1	10,400	168,584
Intrepid Potash, Inc.*, 1	8,400	133,056
Kaiser Aluminum Corp.1	4,400	309,056
KMG Chemicals, Inc.1	3,391	57,274
Kraton Performance Polymers, Inc.*	8,400	193,620
Kronos Worldwide, Inc.1	28,200	537,210
Landec Corp.*	5,600	67,872
Material Sciences Corp.*	4,600	54,326
Materion Corp.	4,800	148,080
Minerals Technologies, Inc.	1,200	72,084
Molycorp, Inc.*, 1	22,000	123,640
Noranda Aluminum Holding Corp.	20,710	68,136
Northern Technologies International Corp.*	2,300	42,665
Olin Corp.1	18,300	527,955
OM Group, Inc.*	7,100	258,511
Penford Corp.*	3,600	46,260
PH Glatfelter Co.	10,700	295,748
Schnitzer Steel Industries, Inc. - Class A1	7,400	241,758
Sensient Technologies Corp.	9,700	470,644
Shiloh Industries, Inc.*	3,320	64,740
Stillwater Mining Co.*, 1	30,600	377,604
Universal Stainless & Alloy Products, Inc.*, 1	2,600	93,756
Zep, Inc.	6,000	108,960
Zoltek Cos., Inc.*, 1	3,700	61,975
		6,021,925

COMMUNICATIONS – 5.3%
1-800-Flowers.com, Inc. - Class A*	7,413	40,104
AH Belo Corp. - Class A	4,235	31,635
Alaska Communications Systems Group, Inc.*	17,968	38,092
Anaren, Inc.*, 1	2,762	77,308
ARRIS Group, Inc.*	31,600	769,934
Aviat Networks, Inc.*	29,100	65,766
Aware, Inc.*, 1	6,300	38,493
Beasley Broadcasting Group, Inc. - Class A	2,900	25,317
Black Box Corp.1	2,900	86,420

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Blucora, Inc.*, 1	5,700	$166,212
CafePress, Inc.*	4,100	25,953
Calix, Inc.*	16,100	155,204
Cbeyond, Inc.*	11,500	79,350
Central European Media Enterprises Ltd. - Class A*, 1	8,400	32,256
ClearOne, Inc.*	3,000	26,310
Communications Systems, Inc.	1,900	21,166
Comtech Telecommunications Corp.	3,826	120,596
Courier Corp.	3,600	65,124
Demand Media, Inc.*	22,150	127,805
Digital Generation, Inc.*, 1	8,800	112,200
Dolan Co.*	11,200	7,840
EarthLink, Inc.1	31,500	159,705
Entercom Communications Corp. - Class A*, 1	8,600	90,386
Envivio, Inc.*	5,000	17,000
ePlus, Inc.*	2,500	142,100
EW Scripps Co. - Class A*, 1	11,300	245,436
FAB Universal Corp.*, 1,2	8,400	12,936
FTD Cos., Inc.*, 1	3,946	128,561
Global Sources Ltd.*, 1	6,300	51,219
Gray Television, Inc. - Class A*, 1	4,881	63,014
Harmonic, Inc.*	27,200	200,736
Harte-Hanks, Inc.	12,968	101,410
Hawaiian Telcom Holdco, Inc.*, 1	2,300	67,551
ICG Group, Inc.*, 1	4,800	89,424
ID Systems, Inc.*	1,600	9,264
Inteliquent, Inc.	5,000	57,100
Internap Network Services Corp.*	15,800	118,816
IntraLinks Holdings, Inc.*	11,800	142,898
Iridium Communications, Inc.*, 1	23,000	143,980
Journal Communications, Inc. - Class A*	11,500	107,065
KVH Industries, Inc.*	2,600	33,878
Limelight Networks, Inc.*	38,959	77,139
Local Corp.*, 1	5,000	7,900
Marchex, Inc. - Class B1	4,800	41,520
Martha Stewart Living Omnimedia, Inc. - Class A*	6,000	25,200
MeetMe, Inc.*, 1	15,000	27,450
ModusLink Global Solutions, Inc.*	14,200	81,366
NeoPhotonics Corp.*	7,700	54,362
NETGEAR, Inc.*, 1	8,900	293,166
Novatel Wireless, Inc.*	8,700	20,619
Oclaro, Inc.*, 1	36,950	92,006
Oplink Communications, Inc.*	6,440	119,784
PC-Tel, Inc.1	3,100	29,667

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Perficient, Inc.*	5,500	$128,810
Polycom, Inc.*	38,800	435,724
Preformed Line Products Co.	490	35,848
Premiere Global Services, Inc.*	12,811	148,479
QuinStreet, Inc.*, 1	10,800	93,852
Radio One, Inc. - Class A*, 1	5,841	22,196
Radio One, Inc. - Class D*	12,878	48,808
RealNetworks, Inc.*	9,500	71,725
RLJ Entertainment, Inc.*	6,000	28,680
Salem Communications Corp. - Class A	4,821	41,943
Scholastic Corp.1	8,500	289,085
ShoreTel, Inc.*	15,000	139,200
Synacor, Inc.*, 1	10,000	24,500
TeleCommunication Systems, Inc. - Class A*, 1	22,103	51,279
Telenav, Inc.*	9,111	60,041
TheStreet, Inc.*	6,402	14,469
U.S. Auto Parts Network, Inc.*	7,400	18,352
United Online, Inc.1	2,818	38,776
UniTek Global Services, Inc.*	3,930	6,524
USA Mobility, Inc.	5,300	75,684
Voltari Corp.*, 1	668	2,291
Vonage Holdings Corp.*	26,300	87,579
Wireless Telecom Group, Inc.*, 1	8,178	17,337
		6,846,925

CONSUMER, CYCLICAL – 14.4%
Abercrombie & Fitch Co. - Class A	18,500	608,835
Aeropostale, Inc.*, 1	21,000	190,890
Ambassadors Group, Inc.	3,400	15,810
America's Car-Mart, Inc.*, 1	1,700	71,791
AMREP Corp.*	5,700	39,729
Ark Restaurants Corp.	900	19,935
Barnes & Noble, Inc.*, 1	7,400	110,630
Bassett Furniture Industries, Inc.	2,850	43,548
Beazer Homes USA, Inc.*, 1	3,700	90,354
bebe stores, Inc.	19,000	101,080
Biglari Holdings, Inc.*, 1	179	90,689
BJ's Restaurants, Inc.*, 1	7,500	232,950
Black Diamond, Inc.*, 1	8,600	114,638
Body Central Corp.*, 1	4,750	18,715
Brown Shoe Co., Inc.1	6,700	188,538
Build-A-Bear Workshop, Inc.*	6,171	46,591
Callaway Golf Co.1	17,000	143,310
Carrols Restaurant Group, Inc.*, 1	8,276	54,704

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Cash America International, Inc.1	5,600	$214,480
Cato Corp. - Class A1	4,500	143,100
Century Casinos, Inc.*	11,000	57,310
Children's Place Retail Stores, Inc.*	400	22,788
Churchill Downs, Inc.	1,160	103,994
Citi Trends, Inc.*, 1	4,100	69,700
Columbia Sportswear Co.1	7,900	622,125
Compx International, Inc.	1,794	25,260
Cooper-Standard Holding, Inc.*	300	14,733
Core-Mark Holding Co., Inc.	2,500	189,825
Crocs, Inc.*	21,762	346,451
Crown Crafts, Inc.1	2,560	19,891
dELiA*s, Inc.*, 1	18,000	15,833
Delta Apparel, Inc.*, 1	3,000	50,940
Destination XL Group, Inc.*	7,700	50,589
Dixie Group, Inc.*	2,751	36,313
Dover Downs Gaming & Entertainment, Inc.1	20,900	30,932
Dover Motorsports, Inc.	8,000	20,080
DreamWorks Animation SKG, Inc. - Class A*	3,800	134,900
Emerson Radio Corp.*, 1	19,000	36,100
Escalade, Inc.1	4,700	55,319
Ezcorp, Inc. - Class A*	15,500	181,195
Federal-Mogul Corp.*	16,686	328,380
Finish Line, Inc. - Class A1	8,000	225,360
Flexsteel Industries, Inc.1	1,872	57,527
Fred's, Inc. - Class A1	8,900	164,828
Frisch's Restaurants, Inc.1	1,600	41,008
Fuel Systems Solutions, Inc.*	5,400	74,898
Full House Resorts, Inc.*	7,900	22,120
G&K Services, Inc. - Class A	1,700	105,791
G-III Apparel Group Ltd.*	2,400	177,096
Gaiam, Inc. - Class A*, 1	4,600	30,452
Gaming Partners International Corp.*, 1	1,516	12,416
Genesco, Inc.*, 1	4,600	336,076
Group 1 Automotive, Inc.1	5,912	419,870
Haverty Furniture Cos., Inc.	2,600	81,380
Hawaiian Holdings, Inc.*, 1	13,400	129,042
hhgregg, Inc.*, 1	7,500	104,775
Hooker Furniture Corp.1	3,600	60,048
Iconix Brand Group, Inc.*, 1	12,600	500,220
International Speedway Corp. - Class A	2,600	92,274
Isle of Capri Casinos, Inc.*	4,570	41,130
JAKKS Pacific, Inc.1	7,500	50,475
JetBlue Airways Corp.*, 1	64,000	547,200

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Joe's Jeans, Inc.*	31,722	$34,894
Johnson Outdoors, Inc. - Class A	2,600	70,070
Jones Group, Inc.1	17,900	267,784
Jos A Bank Clothiers, Inc.*, 1	6,900	377,637
Kimball International, Inc. - Class B	7,000	105,210
Kirkland's, Inc.*	3,500	82,845
La-Z-Boy, Inc.	6,500	201,500
Lakes Entertainment, Inc.*	1,500	5,925
LeapFrog Enterprises, Inc.*	10,100	80,194
Life Time Fitness, Inc.*, 1	9,400	441,800
Lifetime Brands, Inc.	3,700	58,201
Luby's, Inc.*	5,100	39,372
M/I Homes, Inc.*, 1	6,000	152,700
Marcus Corp.	3,500	47,040
MarineMax, Inc.*	7,500	120,600
Marriott Vacations Worldwide Corp.*, 1	7,900	416,804
MDC Holdings, Inc.1	10,000	322,400
Men's Wearhouse, Inc.1	9,300	475,044
Meritage Homes Corp.*, 1	9,000	431,910
Miller Industries, Inc.	2,400	44,712
Modine Manufacturing Co.*	6,300	80,766
Monarch Casino & Resort, Inc.*	1,800	36,144
Office Depot, Inc.*	61,545	325,573
Pantry, Inc.*	7,801	130,901
PC Connection, Inc.	6,600	164,010
PCM, Inc.*	3,600	36,972
Pep Boys-Manny Moe & Jack*, 1	9,800	118,972
Perfumania Holdings, Inc.*	3,800	24,130
Perry Ellis International, Inc.*	3,200	50,528
Quiksilver, Inc.*, 1	17,000	149,090
RadioShack Corp.*, 1	20,000	52,000
Reading International, Inc. - Class A*	4,200	31,458
Red Lion Hotels Corp.*	10,300	62,315
Regis Corp.1	12,200	177,022
Remy International, Inc.	6,300	146,916
Republic Airways Holdings, Inc.*	11,900	127,211
RG Barry Corp.	3,000	57,900
Rick's Cabaret International, Inc.*, 1	4,100	47,478
Rocky Brands, Inc.	2,800	40,796
Roundy's, Inc.	7,800	76,908
Ruby Tuesday, Inc.*, 1	15,000	103,950
Rush Enterprises, Inc. - Class A*	6,890	204,288
Rush Enterprises, Inc. - Class B*	2,580	65,790
ScanSource, Inc.*	7,300	309,739

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Sears Hometown and Outlet Stores, Inc.*	4,771	$121,660
Shoe Carnival, Inc.	5,892	170,927
Skechers U.S.A., Inc. - Class A*, 1	10,100	334,613
Skullcandy, Inc.*	6,500	46,865
Skyline Corp.*	140	721
SkyWest, Inc.	15,800	234,314
Spartan Motors, Inc.1	12,800	85,760
Speed Commerce, Inc.*	7,800	36,426
Speedway Motorsports, Inc.	9,419	186,967
Stage Stores, Inc.1	7,500	166,650
Standard Motor Products, Inc.	700	25,760
Stanley Furniture Co., Inc.*	10,355	39,763
Strattec Security Corp.	700	31,269
Superior Industries International, Inc.	7,900	162,977
Superior Uniform Group, Inc.	1,120	17,338
Supreme Industries, Inc. - Class A*, 1	4,500	26,235
Systemax, Inc.*, 1	6,723	75,634
Tandy Leather Factory, Inc.*, 1	2,176	21,238
Titan International, Inc.	15,100	271,498
Titan Machinery, Inc.*, 1	4,900	87,318
Trans World Entertainment Corp.*	9,000	39,780
Tuesday Morning Corp.*, 1	5,300	84,588
Unifi, Inc.*	5,697	155,186
UniFirst Corp.	3,700	395,900
United Stationers, Inc.	3,700	169,793
Universal Electronics, Inc.*	3,087	117,646
VOXX International Corp.*	4,500	75,150
Wendy's Co.1	37,900	330,488
Wesco Aircraft Holdings, Inc.*	11,800	258,656
West Marine, Inc.*	7,200	102,456
Weyco Group, Inc.1	1,600	47,088
Zale Corp.*, 1	2,710	42,737
		18,587,861

CONSUMER, NON-CYCLICAL – 15.3%
Aaron's, Inc.1	17,000	499,800
ABM Industries, Inc.	14,000	400,260
ACCO Brands Corp.*, 1	24,500	164,640
Addus HomeCare Corp.*	1,500	33,675
Affymetrix, Inc.*, 1	17,000	145,690
Albany Molecular Research, Inc.*, 1	10,600	106,848
Alere, Inc.*	10,000	362,000
Alliance One International, Inc.*, 1	26,000	79,300
Almost Family, Inc.*, 1	3,200	103,456

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Alphatec Holdings, Inc.*, 1	36,090	$72,541
Amedisys, Inc.*, 1	6,900	100,947
Amsurg Corp.*, 1	8,400	385,728
Andersons, Inc.	3,200	285,344
AngioDynamics, Inc.*	7,900	135,801
Anika Therapeutics, Inc.*	2,500	95,400
Apollo Education Group, Inc.*, 1	20,300	554,596
ARC Document Solutions, Inc.*, 1	9,600	78,912
BioScrip, Inc.*	19,500	144,300
Boulder Brands, Inc.*, 1	10,500	166,530
Bridgepoint Education, Inc.*	12,800	226,688
Career Education Corp.*, 1	19,000	108,300
CBIZ, Inc.*, 1	12,200	111,264
CDI Corp.	5,900	109,327
Central Garden and Pet Co.*, 1	6,162	42,333
Central Garden and Pet Co. - Class A*	11,800	79,650
Chiquita Brands International, Inc.*	14,100	164,970
Columbia Laboratories, Inc.*	7,500	49,575
CONMED Corp.1	6,700	284,750
Consolidated Graphics, Inc.*	1,100	74,184
Convergys Corp.1	19,100	402,055
Corinthian Colleges, Inc.*, 1	41,900	74,582
CRA International, Inc.*, 1	2,800	55,440
Craft Brew Alliance, Inc.*	1,126	18,489
Cross Country Healthcare, Inc.*, 1	10,700	106,786
CryoLife, Inc.1	8,000	88,720
CSS Industries, Inc.	2,300	65,964
Cumberland Pharmaceuticals, Inc.*	5,000	25,550
Cutera, Inc.*	7,000	71,260
DeVry Education Group, Inc.1	14,500	514,750
Diamond Foods, Inc.*, 1	4,800	124,032
Edgewater Technology, Inc.*	5,000	34,950
Electro Rent Corp.	4,564	84,525
Ennis, Inc.	5,200	92,040
Essex Rental Corp.*, 1	5,200	17,004
Exactech, Inc.*	3,100	73,656
Five Star Quality Care, Inc.*	18,200	99,918
Fresh Del Monte Produce, Inc.	14,000	396,200
FTI Consulting, Inc.*, 1	8,900	366,146
Great Lakes Dredge & Dock Corp.*, 1	11,400	104,880
Greatbatch, Inc.*	5,600	247,744
Green Dot Corp. - Class A*, 1	5,400	135,810
Hackett Group, Inc.	10,600	65,826
Harvard Apparatus Regenerative Technology, Inc.*	1,350	6,413

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Harvard Bioscience, Inc.*, 1	5,400	$25,380
Health Net, Inc.*	17,861	529,936
Healthways, Inc.*, 1	9,800	150,430
Heidrick & Struggles International, Inc.	4,000	80,560
Helen of Troy Ltd.*	6,400	316,864
Heska Corp.*, 1	600	5,244
Hill International, Inc.*	10,100	39,895
Hudson Global, Inc.*	10,964	44,075
ICF International, Inc.*	4,898	170,010
Impax Laboratories, Inc.*, 1	17,200	432,408
Information Services Group, Inc.*	14,500	61,480
Ingles Markets, Inc. - Class A1	4,000	108,400
Intersections, Inc.	5,490	42,767
Invacare Corp.	7,400	171,754
John B Sanfilippo & Son, Inc.1	3,168	78,186
K12, Inc.*, 1	10,000	217,500
Kelly Services, Inc. - Class A	9,800	244,412
Kindred Healthcare, Inc.	14,300	282,282
Korn/Ferry International*	12,500	326,500
LeMaitre Vascular, Inc.	6,639	53,178
LHC Group, Inc.*, 1	5,100	122,604
LifePoint Hospitals, Inc.*	10,800	570,672
Lincoln Educational Services Corp.	9,800	48,804
Mac-Gray Corp.	1,850	39,276
Magellan Health Services, Inc.*	6,687	400,618
Matthews International Corp. - Class A1	2,600	110,786
Medical Action Industries, Inc.*	8,900	76,184
Merit Medical Systems, Inc.*, 1	11,500	181,010
MGP Ingredients, Inc.	5,046	26,189
Molina Healthcare, Inc.*, 1	10,900	378,775
Monster Worldwide, Inc.*, 1	27,000	192,510
Multi-Color Corp.	2,000	75,480
National American University Holdings, Inc.	10,000	35,000
National Healthcare Corp.	3,500	188,685
Natural Alternatives International, Inc.*, 1	389	2,171
Natus Medical, Inc.*, 1	7,900	177,750
Navigant Consulting, Inc.*	12,700	243,840
Newtek Business Services, Inc.*, 1	13,713	43,059
Nutraceutical International Corp.*	2,410	64,540
NuVasive, Inc.*	5,500	177,815
Omega Protein Corp.*	7,900	97,091
PDI, Inc.*	6,400	30,784
Pendrell Corp.*, 1	28,700	57,687
Perceptron, Inc.	2,700	37,449

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Pernix Therapeutics Holdings*, 1	7,617	$19,195
PharMerica Corp.*	7,300	156,950
PHH Corp.*, 1	11,400	277,590
PhotoMedex, Inc.*, 1	2,700	34,965
Post Holdings, Inc.*	7,200	354,744
PRGX Global, Inc.*, 1	9,618	64,633
Primo Water Corp.*	5,421	14,257
QC Holdings, Inc.1	3,900	6,942
Quad/Graphics, Inc.1	7,100	193,333
RCM Technologies, Inc.*	4,100	28,618
Rent-A-Center, Inc.1	13,700	456,758
Resources Connection, Inc.	7,900	113,207
RPX Corp.*, 1	6,000	101,400
RTI Surgical, Inc.*	13,300	47,082
Sciclone Pharmaceuticals, Inc.*	18,632	93,905
Select Medical Holdings Corp.1	31,749	368,606
Seneca Foods Corp. - Class A*, 1	3,400	108,426
Skilled Healthcare Group, Inc. - Class A*, 1	9,400	45,214
Solta Medical, Inc.*	22,700	66,965
Span-America Medical Systems, Inc.	142	2,959
Spartan Stores, Inc.	8,580	208,322
Spectrum Pharmaceuticals, Inc.*, 1	8,000	70,800
StarTek, Inc.*, 1	5,710	37,058
Summer Infant, Inc.*	8,726	15,794
Symmetry Medical, Inc.*	8,800	88,704
Synergetics USA, Inc.*, 1	6,691	24,221
Triple-S Management Corp. - Class B*	5,927	115,221
Universal American Corp.	24,400	178,120
Universal Corp.1	5,700	311,220
Universal Technical Institute, Inc.	1,650	22,952
VCA Antech, Inc.*	8,556	268,316
Viad Corp.	5,698	158,290
Village Super Market, Inc. - Class A	1,800	55,818
Weis Markets, Inc.	5,993	314,992
		19,625,166

DIVERSIFIED – 0.3%
Harbinger Group, Inc.*	36,500	432,525

ENERGY – 7.8%
Adams Resources & Energy, Inc.	1,000	68,500
Alon USA Energy, Inc.1	16,400	271,256
Alpha Natural Resources, Inc.*	59,000	421,260
Apco Oil and Gas International, Inc.*, 1	1,700	26,503
Arch Coal, Inc.1	47,700	212,265

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
ENERGY (Continued)
Basic Energy Services, Inc.*, 1	10,766	$169,888
Bill Barrett Corp.*, 1	11,100	297,258
BioFuel Energy Corp.*, 1	1,000	1,720
C&J Energy Services, Inc.*, 1	12,600	291,060
Cal Dive International, Inc.*, 1	26,000	52,260
Callon Petroleum Co.*, 1	13,500	88,155
Carrizo Oil & Gas, Inc.*	6,000	268,620
Clayton Williams Energy, Inc.*	1,800	147,510
Cloud Peak Energy, Inc.*	15,900	286,200
Comstock Resources, Inc.	11,900	217,651
Contango Oil & Gas Co.*, 1	1,794	84,784
Dawson Geophysical Co.*	1,800	60,876
Delek U.S. Holdings, Inc.1	14,800	509,268
Double Eagle Petroleum Co.*	990	2,307
Energy XXI Bermuda Ltd.	19,500	527,670
EPL Oil & Gas, Inc.*, 1	9,900	282,150
Exterran Holdings, Inc.*, 1	16,000	547,200
Forbes Energy Services Ltd.*, 1	8,108	26,513
FutureFuel Corp.	6,600	104,280
Global Geophysical Services, Inc.*	15,000	24,150
Green Plains Renewable Energy, Inc.1	6,400	124,096
Gulf Island Fabrication, Inc.	3,600	83,592
Hallador Energy Co.	8,656	69,767
Harvest Natural Resources, Inc.*, 1	12,148	54,909
Hercules Offshore, Inc.*	38,200	249,446
ION Geophysical Corp.*, 1	38,000	125,400
James River Coal Co.*, 1	6,000	8,100
Key Energy Services, Inc.*	36,500	288,350
Matrix Service Co.*	7,800	190,866
Midstates Petroleum Co., Inc.*, 1	17,300	114,526
Mitcham Industries, Inc.*, 1	3,100	54,901
Natural Gas Services Group, Inc.*	3,441	94,868
Newpark Resources, Inc.*, 1	20,100	247,029
Northern Oil and Gas, Inc.*	14,600	220,022
Parker Drilling Co.*	30,000	243,900
Penn Virginia Corp.*, 1	19,600	184,828
Pioneer Energy Services Corp.*	13,400	107,334
Renewable Energy Group, Inc.*, 1	10,187	116,743
Resolute Energy Corp.*, 1	5,300	47,859
REX American Resources Corp.*	2,818	125,993
Rex Energy Corp.*	4,800	94,608
Saratoga Resources, Inc.*, 1	13,725	15,647
SEACOR Holdings, Inc.*, 1	5,100	465,120
Stone Energy Corp.*, 1	11,600	401,244

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
ENERGY (Continued)
Swift Energy Co.*, 1	12,200	$164,700
TETRA Technologies, Inc.*, 1	21,800	269,448
TGC Industries, Inc.	8,800	64,240
U.S. Energy Corp. Wyoming*	7,000	26,320
Vantage Drilling Co.*, 1	60,760	111,798
W&T Offshore, Inc.	18,710	299,360
Walter Energy, Inc.1	12,300	204,549
Warren Resources, Inc.*	27,000	84,780
Willbros Group, Inc.*, 1	8,500	80,070
		10,023,717

FINANCIAL – 27.6%
1st Century Bancshares, Inc.*	1,200	8,580
1st Constitution Bancorp*	100	1,091
1st Source Corp.	5,200	166,088
Access National Corp.	771	11,526
ACNB Corp.1	1,200	21,672
American Equity Investment Life Holding Co.1	13,100	345,578
American Independence Corp.*, 1	676	8,126
American National Bankshares, Inc.	980	25,725
American National Insurance Co.1	3,100	355,074
American Realty Investors, Inc.*	5,028	25,593
American River Bankshares*	1,300	12,285
Ameris Bancorp*	2,000	42,220
AMERISAFE, Inc.	3,688	155,781
AmeriServ Financial, Inc.	6,200	18,786
Ames National Corp.	500	11,195
Amtrust Financial Services, Inc.1	2,176	71,133
Argo Group International Holdings Ltd.	6,600	306,834
Arrow Financial Corp.	1,428	37,928
Asta Funding, Inc.	5,000	42,100
Astoria Financial Corp.	25,300	349,899
Baldwin & Lyons, Inc. - Class B1	3,500	95,620
Banc of California, Inc.1	2,602	34,893
Bancfirst Corp.	1,192	66,824
Bancorp of New Jersey, Inc.	1,100	15,004
Bancorp, Inc.*	6,500	116,415
BancorpSouth, Inc.	17,600	447,392
Bank of Commerce Holdings	4,000	22,840
Bank of Kentucky Financial Corp.	380	14,022
Bank of Marin Bancorp	250	10,848
Banner Corp.1	4,164	186,630
Bar Harbor Bankshares	200	7,998
BBCN Bancorp, Inc.	16,900	280,371

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
BCB Bancorp, Inc.	1,100	$14,795
Berkshire Hills Bancorp, Inc.	5,216	142,240
BNC Bancorp	2,700	46,278
Boston Private Financial Holdings, Inc.	17,300	218,326
Bridge Bancorp, Inc.	1,000	26,000
Bridge Capital Holdings*	1,535	31,529
Brookline Bancorp, Inc.1	14,400	137,808
Bryn Mawr Bank Corp.	1,077	32,504
C&F Financial Corp.1	500	22,835
Calamos Asset Management, Inc. - Class A1	6,000	71,040
California First National Bancorp	1,600	24,160
Camco Financial Corp.*, 1	2,900	19,372
Camden National Corp.	681	28,752
Cape Bancorp, Inc.1	2,500	25,400
Capital Bank Financial Corp. - Class A*	6,722	152,925
Capital City Bank Group, Inc.*, 1	2,900	34,133
Cardinal Financial Corp.1	8,000	144,000
Cascade Bancorp*	100	523
Cathay General Bancorp	14,300	382,239
Center Bancorp, Inc.1	3,000	56,280
Centerstate Banks, Inc.	3,800	38,570
Central Pacific Financial Corp.	10,400	208,832
Central Valley Community Bancorp1	1,060	11,925
Century Bancorp, Inc. - Class A	415	13,799
Chemical Financial Corp.	5,800	183,686
Chemung Financial Corp.	134	4,579
Cheviot Financial Corp.1	3,900	40,521
Citizens & Northern Corp.	1,200	24,756
Citizens, Inc.*	11,870	103,862
City Holding Co.1	1,300	60,229
CNB Financial Corp.	930	17,670
CoBiz Financial, Inc.	12,000	143,520
Codorus Valley Bancorp, Inc.	535	10,647
Colony Bankcorp, Inc.*	1,500	9,150
Columbia Banking System, Inc.1	6,569	180,713
Commercial National Financial Corp.	190	3,947
Community Bank Shares of Indiana, Inc.	571	11,083
Community Bank System, Inc.1	4,700	186,496
Community Bankers Trust Corp.*	2,100	7,896
Community Financial Corp.	100	2,030
Community Trust Bancorp, Inc.1	1,800	81,288
Consumer Portfolio Services, Inc.*, 1	3,600	33,804
Cowen Group, Inc. - Class A*	33,000	129,030
Crawford & Co. - Class A	2,800	21,532

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
Customers Bancorp, Inc.*	4,400	$90,024
CVB Financial Corp.1	12,600	215,082
DFC Global Corp.*, 1	10,400	119,080
Dime Community Bancshares, Inc.	9,500	160,740
Donegal Group, Inc. - Class A	5,331	84,763
Doral Financial Corp.*	2,300	36,018
Eagle Bancorp, Inc.*	2,337	71,582
Eastern Virginia Bankshares, Inc.*	6,900	48,300
EMC Insurance Group, Inc.	2,716	83,164
Employers Holdings, Inc.1	7,400	234,210
Encore Capital Group, Inc.*, 1	3,900	196,014
Endurance Specialty Holdings Ltd.1	8,100	475,227
Enstar Group Ltd.*	1,800	250,038
Enterprise Bancorp, Inc.	1,000	21,170
Enterprise Financial Services Corp.	3,100	63,302
ESB Financial Corp.	1,985	28,187
ESSA Bancorp, Inc.	5,601	64,748
Evans Bancorp, Inc.	200	4,246
EverBank Financial Corp.1	21,480	393,943
Farmers Capital Bank Corp.*	1,800	39,150
Farmers National Banc Corp.1	3,500	22,925
FBL Financial Group, Inc. - Class A	4,534	203,078
FBR & Co.*	3,200	84,416
Federal Agricultural Mortgage Corp. - Class C	2,648	90,694
Federated National Holding Co.	2,050	29,992
Fidelity Southern Corp.1	1,819	30,214
Financial Institutions, Inc.	2,430	60,045
First Acceptance Corp.*	6,879	15,615
First Bancorp, Inc.	870	15,155
First BanCorp/Puerto Rico*	22,200	137,418
First Bancorp/Troy NC1	2,400	39,888
First Bancshares, Inc.1	236	3,431
First Busey Corp.	20,896	121,197
First Business Financial Services, Inc.	606	22,804
First Citizens Banc Corp.	2,340	15,257
First Citizens BancShares, Inc. - Class A	1,300	289,419
First Clover Leaf Financial Corp.	2,500	23,775
First Commonwealth Financial Corp.1	18,320	161,582
First Community Bancshares, Inc.	5,202	86,873
First Community Corp.	400	4,064
First Defiance Financial Corp.	1,700	44,149
First Financial Bancorp	14,000	244,020
First Financial Corp.	1,100	40,216
First Financial Holdings, Inc.	3,755	249,745

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
First Financial Northwest, Inc.	5,000	$51,850
First Internet Bancorp	1,478	33,255
First Interstate Bancsystem, Inc.	1,500	42,555
First Marblehead Corp.*	1,370	10,124
First Merchants Corp.1	6,149	139,951
First Midwest Bancorp, Inc.	20,500	359,365
First of Long Island Corp.	900	38,583
First South Bancorp, Inc./Washington NC*	500	3,900
First United Corp.*	2,495	19,062
Firstbank Corp./Alma MI	730	14,118
Flagstar Bancorp, Inc.*	11,700	229,554
Flushing Financial Corp.	7,100	146,970
FNB Corp.1	27,855	351,530
Forestar Group, Inc.*, 1	10,000	212,700
Fortegra Financial Corp.*	7,800	64,506
Franklin Financial Corp.*	600	11,868
FS Bancorp, Inc.	100	1,711
Fulton Financial Corp.	22,178	290,088
Gain Capital Holdings, Inc.1	10,000	75,100
German American Bancorp, Inc.	710	20,235
GFI Group, Inc.	21,100	82,501
Gleacher & Co., Inc.*	2,352	24,437
Great Southern Bancorp, Inc.	1,300	39,533
Greenlight Capital Re Ltd. - Class A*	6,700	225,857
Guaranty Bancorp	3,000	42,150
Hallmark Financial Services, Inc.*	4,500	39,983
Hanmi Financial Corp.	7,400	161,986
Hanover Insurance Group, Inc.	7,000	417,970
Heartland Financial USA, Inc.	1,700	48,943
Heritage Commerce Corp.	2,639	21,745
Heritage Financial Corp.	4,700	80,417
Heritage Financial Group, Inc.	1,700	32,725
Heritage Oaks Bancorp*, 1	2,870	21,525
HF Financial Corp.	650	8,418
Hilltop Holdings, Inc.*	14,600	337,698
Hingham Institution for Savings	371	29,120
Home Bancorp, Inc.*, 1	1,220	22,997
HomeStreet, Inc.	4,300	86,000
HopFed Bancorp, Inc.	2,574	29,318
Horace Mann Educators Corp.	6,900	217,626
Horizon Bancorp1	1,500	37,995
Hudson Valley Holding Corp.	1,288	26,211
Iberiabank Corp.1	2,900	182,265
IF Bancorp, Inc.	200	3,342

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
Imperial Holdings, Inc.*, 1	1,322	$8,646
Independence Holding Co.	4,150	55,983
Independent Bank Corp.*	4,389	52,668
Independent Bank Corp./Rockland MA1	2,700	105,813
Infinity Property & Casualty Corp.	2,800	200,900
Interactive Brokers Group, Inc. - Class A	10,000	243,400
International Bancshares Corp.	13,500	356,265
Intervest Bancshares Corp.*, 1	7,000	52,570
INTL. FCStone, Inc.*	2,395	44,403
Investment Technology Group, Inc.*, 1	5,057	103,972
Investors Bancorp, Inc.1	7,000	179,060
Investors Title Co.	800	64,784
Janus Capital Group, Inc.1	42,800	529,436
JMP Group, Inc.1	2,700	19,980
Kansas City Life Insurance Co.1	2,530	120,782
Kemper Corp.	11,887	485,941
Lakeland Bancorp, Inc.1	9,100	112,567
Lakeland Financial Corp.	1,400	54,600
Laporte Bancorp, Inc.1	815	9,063
LCNB Corp.1	800	14,296
LNB Bancorp, Inc.	1,600	16,048
Macatawa Bank Corp.*	4,200	21,000
Maiden Holdings Ltd.1	19,300	210,949
MainSource Financial Group, Inc.	2,250	40,568
Manning & Napier, Inc.	3,800	67,070
Marlin Business Services Corp.	3,500	88,200
MB Financial, Inc.	11,000	352,990
MBIA, Inc.*	43,900	524,166
MBT Financial Corp.*	7,000	29,820
Meadowbrook Insurance Group, Inc.	15,300	106,488
Mercantile Bank Corp.	900	19,422
Merchants Bancshares, Inc.	310	10,385
Meta Financial Group, Inc.	1,600	64,528
Metro Bancorp, Inc.*	1,460	31,448
MetroCorp Bancshares, Inc.	3,305	49,806
MGIC Investment Corp.*, 1	12,000	101,280
MicroFinancial, Inc.	2,411	20,614
Middleburg Financial Corp.	1,700	30,668
MidSouth Bancorp, Inc.	406	7,251
MidWestOne Financial Group, Inc.	1,000	27,200
Monarch Financial Holdings, Inc.	1,800	22,158
Montpelier Re Holdings Ltd.1	9,409	273,802
MutualFirst Financial, Inc.	820	14,047
NASB Financial, Inc.1	520	15,704

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
National Bankshares, Inc.1	800	$29,512
National Interstate Corp.	3,033	69,759
National Penn Bancshares, Inc.	17,150	194,309
National Western Life Insurance Co. - Class A	686	153,355
Naugatuck Valley Financial Corp.*	300	2,136
Navigators Group, Inc.*	3,000	189,480
NBT Bancorp, Inc.	10,600	274,540
Nelnet, Inc. - Class A	7,100	299,194
New Hampshire Thrift Bancshares, Inc.1	1,286	19,612
NewBridge Bancorp*	7,100	53,250
North Valley Bancorp*	1,300	24,583
Northeast Bancorp	594	5,691
Northrim BanCorp, Inc.	800	20,992
Northwest Bancshares, Inc.	22,100	326,638
Norwood Financial Corp.	66	1,775
Oak Valley Bancorp*	400	3,300
Ocean Shore Holding Co.	310	4,235
OceanFirst Financial Corp.	2,400	41,112
Old Line Bancshares, Inc.1	1,300	18,850
Old National Bancorp1	19,800	304,326
Old Point Financial Corp.1	861	11,038
OneBeacon Insurance Group Ltd. - Class A	6,100	96,502
Oneida Financial Corp.	1,030	13,081
Oppenheimer Holdings, Inc. - Class A	3,700	91,686
Oritani Financial Corp.	11,352	182,200
Orrstown Financial Services, Inc.*, 1	533	8,715
Pacific Continental Corp.1	2,900	46,226
Pacific Mercantile Bancorp*	1,800	11,196
Pacific Premier Bancorp, Inc.*	1,930	30,378
PacWest Bancorp1	3,700	156,214
Palmetto Bancshares, Inc.*	400	5,184
Park National Corp.1	1,800	153,126
Park Sterling Corp.	9,110	65,045
Parke Bancorp, Inc.*	2,400	21,600
Peapack Gladstone Financial Corp.1	540	10,314
Penns Woods Bancorp, Inc.	400	20,400
Peoples Bancorp of North Carolina, Inc.	300	4,254
Peoples Bancorp, Inc.	790	17,783
Phoenix Cos., Inc.*	900	55,260
PICO Holdings, Inc.*	4,000	92,440
Pinnacle Financial Partners, Inc.	3,900	126,867
Piper Jaffray Cos.*	3,800	150,290
Platinum Underwriters Holdings Ltd.	5,400	330,912
Preferred Bank/Los Angeles CA*	1,500	30,075

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
Premier Financial Bancorp, Inc.1	2,300	$32,545
Primerica, Inc.	10,200	437,682
PrivateBancorp, Inc.	15,547	449,775
Provident Financial Holdings, Inc.1	3,200	48,000
Provident Financial Services, Inc.	12,000	231,840
Pulaski Financial Corp.1	1,490	16,777
QCR Holdings, Inc.	500	8,720
Regional Management Corp.*	407	13,810
Renasant Corp.	4,299	135,247
Republic Bancorp, Inc. - Class A	2,400	58,896
Republic First Bancorp, Inc.*	3,400	10,132
Riverview Bancorp, Inc.*	3,648	10,579
Rockville Financial, Inc.	5,000	71,050
S&T Bancorp, Inc.1	3,800	96,178
Safety Insurance Group, Inc.1	4,250	239,275
Sandy Spring Bancorp, Inc.	4,031	113,634
Seacoast Banking Corp. of Florida*	7,875	96,075
Security National Financial Corp. - Class A*, 1	5,300	25,546
Selective Insurance Group, Inc.	11,100	300,366
Severn Bancorp, Inc.*	4,200	19,908
Shore Bancshares, Inc.*	3,600	33,192
Sierra Bancorp	1,700	27,353
Simmons First National Corp. - Class A	2,002	74,374
Simplicity Bancorp, Inc.	1,400	22,624
Southern First Bancshares, Inc.*	2,000	26,680
Southern National Bancorp of Virginia, Inc.1	1,800	18,018
Southside Bancshares, Inc.1	1,575	43,060
Southwest Bancorp, Inc./Stillwater OK*	5,000	79,600
StanCorp Financial Group, Inc.	6,000	397,500
State Auto Financial Corp.	4,300	91,332
State Bank Financial Corp.	7,600	138,244
StellarOne Corp.	2,700	64,989
Sterling Bancorp	8,961	119,809
Sterling Financial Corp.	12,600	429,408
Stewart Information Services Corp.1	4,600	148,442
Stifel Financial Corp.*, 1	5,050	241,996
Stratus Properties, Inc.*, 1	3,300	56,529
Suffolk Bancorp*	1,200	24,960
Summit Financial Group, Inc.*	1,501	14,905
Susquehanna Bancshares, Inc.	46,200	593,208
SWS Group, Inc.*	9,200	55,936
SY Bancorp, Inc.	1,300	41,496
Symetra Financial Corp.	26,400	500,544
Synovus Financial Corp.	61,800	222,480

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
Taylor Capital Group, Inc.*, 1	2,400	$63,792
TCF Financial Corp.	8,400	136,500
Teche Holding Co.	836	41,700
Territorial Bancorp, Inc.	1,100	25,520
Texas Capital Bancshares, Inc.*	6,200	385,640
Timberland Bancorp, Inc.	1,378	13,256
Tompkins Financial Corp.1	3,029	155,660
Tower Financial Corp.	300	7,476
TowneBank/Portsmouth VA1	3,000	46,170
Transcontinental Realty Investors, Inc.*	1,100	10,285
Trico Bancshares	1,900	53,903
TrustCo Bank Corp. NY1	21,500	154,370
Trustmark Corp.1	12,100	324,764
Two River Bancorp	1,700	12,257
Umpqua Holdings Corp.1	20,800	398,112
Union First Market Bankshares Corp.1	5,900	146,379
United Bankshares, Inc.1	5,000	157,250
United Community Banks, Inc.*, 1	5,600	99,400
United Community Financial Corp.*	5,417	19,339
United Financial Bancorp, Inc.1	1,700	32,113
United Fire Group, Inc.1	5,800	166,228
United Insurance Holdings Corp.1	4,506	63,444
United Security Bancshares/Fresno CA*	4,352	21,933
United Security Bancshares/Thomasville AL*	500	3,645
Unity Bancorp, Inc.	650	4,979
Universal Insurance Holdings, Inc.	6,300	91,224
Univest Corp. of Pennsylvania	1,800	37,224
Valley National Bancorp1	36,000	364,320
ViewPoint Financial Group, Inc.1	4,700	129,015
Virginia Commerce Bancorp, Inc.*	2,500	42,475
Walker & Dunlop, Inc.*	7,593	122,779
Walter Investment Management Corp.*, 1	6,800	240,448
Washington Banking Co.	3,000	53,190
Washington Federal, Inc.	12,500	291,125
Washington Trust Bancorp, Inc.1	1,600	59,552
WashingtonFirst Bankshare, Inc.	200	2,858
Waterstone Financial, Inc.*	3,030	33,633
Webster Financial Corp.1	9,400	293,092
WesBanco, Inc.	5,900	188,800
West Bancorporation, Inc.	4,020	63,596
Western Alliance Bancorp*, 1	9,000	214,740
Westfield Financial, Inc.	6,000	44,760
Wilshire Bancorp, Inc.	12,200	133,346
Wintrust Financial Corp.	7,500	345,900

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
WSFS Financial Corp.	800	$62,024
Xenith Bankshares, Inc.*, 1	5,700	33,573
Yadkin Financial Corp.*	2,445	41,662
		35,553,863

INDUSTRIAL – 16.6%
AAR Corp.	7,955	222,820
Advanced Energy Industries, Inc.*, 1	5,300	121,158
Aegion Corp.*, 1	7,853	171,902
Air Transport Services Group, Inc.*	20,700	167,463
Alamo Group, Inc.	2,800	169,932
Albany International Corp. - Class A	2,500	89,825
Allied Motion Technologies, Inc.1	2,606	32,445
AM Castle & Co.*, 1	7,100	104,867
Ameresco, Inc. - Class A*, 1	6,622	63,969
Ampco-Pittsburgh Corp.	3,700	71,965
API Technologies Corp.*, 1	15,200	51,832
Arkansas Best Corp.	5,200	175,136
Astec Industries, Inc.1	5,197	200,760
Atlas Air Worldwide Holdings, Inc.*, 1	6,800	279,820
AVX Corp.	30,600	426,258
Ballantyne Strong, Inc.*	7,865	36,415
Barnes Group, Inc.	9,900	379,269
Bel Fuse, Inc. - Class B	2,480	52,849
Benchmark Electronics, Inc.*	11,400	263,112
Boise Cascade Co.*, 1	10,500	309,540
Brady Corp. - Class A	11,800	364,974
Briggs & Stratton Corp.	10,900	237,184
Bristow Group, Inc.1	2,700	202,662
Broadwind Energy, Inc.*	5,701	53,817
CAI International, Inc.*	5,500	129,635
Celadon Group, Inc.1	6,900	134,412
Checkpoint Systems, Inc.*	12,152	191,637
Coherent, Inc.*	2,000	148,780
Columbus McKinnon Corp.*	5,700	154,698
Comfort Systems USA, Inc.	3,500	67,865
Core Molding Technologies, Inc.*	3,500	47,950
Covenant Transportation Group, Inc. - Class A*	8,442	69,309
CPI Aerostructures, Inc.*	2,200	33,088
CTS Corp.	5,600	111,496
Cubic Corp.	6,100	321,226
Curtiss-Wright Corp.1	10,700	665,861
CyberOptics Corp.*	2,022	12,860
DHT Holdings, Inc.	399	2,729

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Ducommun, Inc.*	2,600	$77,506
Dycom Industries, Inc.*	5,600	155,624
Dynamic Materials Corp.	2,607	56,676
Eagle Bulk Shipping, Inc.*, 1	7,900	36,261
Eastern Co.	1,500	23,880
Ecology and Environment, Inc. - Class A	950	10,573
Electro Scientific Industries, Inc.	9,445	98,795
EMCOR Group, Inc.	2,800	118,832
Encore Wire Corp.	4,500	243,900
EnerSys, Inc.	900	63,081
Engility Holdings, Inc.*	4,806	160,520
EnPro Industries, Inc.*, 1	2,900	167,185
Era Group, Inc.*	2,300	70,978
Erickson Air-Crane, Inc.*, 1	3,465	72,037
ESCO Technologies, Inc.1	5,300	181,578
Esterline Technologies Corp.*	2,900	295,684
Fabrinet*, 1	7,600	156,256
Flow International Corp.*	7,195	29,068
FreightCar America, Inc.1	4,400	117,128
Frequency Electronics, Inc.*	4,000	46,680
Fuel Tech, Inc.*	3,100	21,979
GATX Corp.1	10,700	558,219
Genco Shipping & Trading Ltd.*, 1	6,500	16,250
Gencor Industries, Inc.*	4,000	38,160
General Cable Corp.1	10,256	301,629
General Finance Corp.*	3,760	22,673
Gibraltar Industries, Inc.*, 1	8,000	148,720
Global Power Equipment Group, Inc.	3,500	68,495
Goldfield Corp.*, 1	8,800	17,160
GrafTech International Ltd.*, 1	27,300	306,579
Granite Construction, Inc.1	10,000	349,800
Greenbrier Cos., Inc.*, 1	6,500	213,460
Greif, Inc. - Class A	3,100	162,440
Griffon Corp.	16,200	214,002
GSE Holding, Inc.*, 1	16,400	33,948
Gulfmark Offshore, Inc. - Class A	3,200	150,816
Hardinge, Inc.	4,200	60,774
Haynes International, Inc.1	3,000	165,720
Heritage-Crystal Clean, Inc.*, 1	3,200	65,568
Hudson Technologies, Inc.*, 1	11,829	43,767
Hurco Cos., Inc.1	1,600	40,016
Identive Group, Inc.*	10,000	5,757
IEC Electronics Corp.*	1,180	4,932
II-VI, Inc.*, 1	12,900	227,040

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Insteel Industries, Inc.	6,200	$140,926
Integrated Electrical Services, Inc.*	2,200	11,858
International Shipholding Corp.1	2,033	59,973
Intevac, Inc.*	4,500	33,435
Iteris, Inc.*, 1	10,667	22,401
Itron, Inc.*, 1	8,700	360,441
Kadant, Inc.	3,200	129,664
Kemet Corp.*	13,000	73,320
Key Technology, Inc.*, 1	2,200	31,526
Knightsbridge Tankers Ltd.1	2,300	21,137
Kratos Defense & Security Solutions, Inc.*	13,600	104,448
Lawson Products, Inc.*	3,546	43,438
Layne Christensen Co.*, 1	3,900	66,612
LB Foster Co. - Class A	1,900	89,851
LMI Aerospace, Inc.*	3,420	50,411
LoJack Corp.*, 1	1,200	4,332
Louisiana-Pacific Corp.*	29,750	550,672
LS Starrett Co. - Class A	2,221	32,360
LSI Industries, Inc.1	5,900	51,153
Lydall, Inc.*	3,088	54,411
Marten Transport Ltd.	9,100	183,729
Metalico, Inc.*, 1	30,000	62,100
Mfri, Inc.*	1,420	20,377
Moog, Inc. - Class A*	4,200	285,348
Multi-Fineline Electronix, Inc.*	8,100	112,509
MYR Group, Inc.*	6,100	152,988
NACCO Industries, Inc. - Class A	1,380	85,822
National Presto Industries, Inc.1	600	48,300
NN, Inc.	4,000	80,760
Northwest Pipe Co.*	2,300	86,848
Nuverra Environmental Solutions, Inc.*, 1	6,500	109,135
Olympic Steel, Inc.1	3,400	98,532
Orbital Sciences Corp.*, 1	16,100	375,130
Orion Energy Systems, Inc.*	4,504	30,627
Orion Marine Group, Inc.*	8,000	96,240
Pacer International, Inc.*	6,020	49,725
PAM Transportation Services, Inc.*	2,839	58,824
Perma-Fix Environmental Services*, 1	1,208	3,926
PHI, Inc. *,3	3,000	130,200
PHI, Inc. *	100	3,973
Pike Corp.*	9,500	100,415
Plexus Corp.*, 1	5,800	251,082
PMFG, Inc.*, 1	6,500	58,825

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Providence and Worcester Railroad Co.	100	$1,956
Quanex Building Products Corp.	10,900	217,128
Rand Logistics, Inc.*	7,200	41,544
Roadrunner Transportation Systems, Inc.*	8,373	225,652
Rofin-Sinar Technologies, Inc.*	7,000	189,140
Rogers Corp.*	2,000	123,000
RTI International Metals, Inc.*, 1	7,600	259,996
Sanmina Corp.*, 1	17,000	283,900
Ship Finance International Ltd.1	22,565	369,615
SIFCO Industries, Inc.1	1,100	30,877
SL Industries, Inc.	1,700	46,070
Sterling Construction Co., Inc.*	5,200	60,996
Stoneridge, Inc.*	6,200	79,050
STR Holdings, Inc.*	28,000	43,960
Synalloy Corp.	2,103	32,302
Sypris Solutions, Inc.1	7,285	22,292
Tech Data Corp.*	3,500	180,600
Tecumseh Products Co. - Class A*	5,200	47,060
Tecumseh Products Co. - Class B*	3,300	28,677
Teekay Tankers Ltd. - Class A	19,900	78,207
Tetra Tech, Inc.*	16,400	458,872
Transcat, Inc.*	1,941	15,509
TRC Cos., Inc.*, 1	5,200	37,128
TTM Technologies, Inc.*, 1	21,210	181,982
Tutor Perini Corp.*, 1	11,400	299,820
Twin Disc, Inc.	1,900	49,191
UFP Technologies, Inc.*	2,600	65,572
Ultralife Corp.*	4,800	17,040
Universal Forest Products, Inc.1	4,000	208,560
USA Truck, Inc.*, 1	5,361	71,730
UTi Worldwide, Inc.1	12,316	216,269
Viasystems Group, Inc.*	3,854	52,723
Vicor Corp.*, 1	1,799	24,143
Vishay Intertechnology, Inc.*, 1	33,800	448,188
Vishay Precision Group, Inc.*	4,000	59,560
VSE Corp.	1,500	72,015
Watts Water Technologies, Inc. - Class A	3,800	235,106
Willis Lease Finance Corp.*, 1	2,869	49,806
XPO Logistics, Inc.*, 1	7,600	199,804
Zagg, Inc.*, 1	13,300	57,855
Zygo Corp.*	4,288	63,377
		21,425,722

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
TECHNOLOGY – 7.2%
Agilysys, Inc.*	6,500	$90,480
Alpha & Omega Semiconductor Ltd.*, 1	8,700	67,077
Amkor Technology, Inc.*, 1	59,600	365,348
Amtech Systems, Inc.*	4,850	33,756
ANADIGICS, Inc.*	22,500	41,400
Astro-Med, Inc.1	2,600	35,074
ATMI, Inc.*	5,200	157,092
Audience, Inc.*	6,800	79,152
Avid Technology, Inc.*	5,150	41,972
Axcelis Technologies, Inc.*, 1	29,500	71,980
AXT, Inc.*	19,000	49,590
Brooks Automation, Inc.	12,500	131,125
CACI International, Inc. - Class A*, 1	6,600	483,252
Cascade Microtech, Inc.*	3,230	30,104
CIBER, Inc.*, 1	21,805	90,273
Cohu, Inc.	5,144	54,012
Datalink Corp.*	9,000	98,100
Digi International, Inc.*	5,200	63,024
Digital River, Inc.*	10,000	185,000
Diodes, Inc.*	9,400	221,464
DSP Group, Inc.*, 1	4,700	45,637
Dynamics Research Corp.*	3,800	43,624
Echelon Corp.*	8,500	18,275
Electronics For Imaging, Inc.*	7,100	274,983
Emcore Corp.*	6,400	32,768
Emulex Corp.*	28,200	201,912
Entegris, Inc.*, 1	25,100	291,160
Entropic Communications, Inc.*	23,900	112,569
Epiq Systems, Inc.1	6,600	106,986
Fairchild Semiconductor International, Inc.*	24,806	331,160
FormFactor, Inc.*	17,500	105,350
Geeknet, Inc.*	1,500	27,135
GSI Technology, Inc.*	2,790	18,526
Hutchinson Technology, Inc.*, 1	17,329	55,453
Imation Corp.*	18,766	87,825
InnerWorkings, Inc.*, 1	18,000	140,220
Innodata, Inc.*	6,900	16,905
Insight Enterprises, Inc.*	11,200	254,352
Integrated Silicon Solution, Inc.*, 1	7,400	89,466
International Rectifier Corp.*	17,500	456,225
IXYS Corp.	5,100	66,147
Key Tronic Corp.*	2,300	25,346
KEYW Holding Corp.*, 1	7,504	100,854
Lexmark International, Inc. - Class A1	14,305	508,113

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Majesco Entertainment Co.*, 1	7,500	$4,426
ManTech International Corp. - Class A	6,800	203,524
Mercury Systems, Inc.*, 1	8,000	87,600
NCI, Inc. - Class A*	7,200	47,664
OmniVision Technologies, Inc.*	14,000	240,800
PAR Technology Corp.*	6,600	35,970
Pericom Semiconductor Corp.*	4,000	35,440
Photronics, Inc.*	13,000	117,390
QLogic Corp.*	18,600	220,038
Qumu Corp.*	2,500	32,000
Radisys Corp.*, 1	14,300	32,747
Richardson Electronics Ltd./United States	4,000	45,440
Rosetta Stone, Inc.*	7,964	97,320
Rudolph Technologies, Inc.*, 1	9,900	116,226
Schawk, Inc.	5,015	74,573
Sigma Designs, Inc.*, 1	11,200	52,864
Smith Micro Software, Inc.*, 1	3,500	5,180
Spansion, Inc. - Class A*	12,500	173,625
SunEdison, Inc.*, 1	9,500	123,975
Super Micro Computer, Inc.*	7,200	123,552
Sykes Enterprises, Inc.*	10,800	235,548
SYNNEX Corp.*	6,900	465,060
TriQuint Semiconductor, Inc.*, 1	32,900	274,386
Ultra Clean Holdings, Inc.*	6,300	63,189
VeriFone Systems, Inc.*	19,700	528,354
Wayside Technology Group, Inc.1	1,200	16,212
		9,253,369

TOTAL COMMON STOCKS (Cost $101,725,558)		127,771,073

MONEY MARKET INVESTMENTS – 28.0%
BlackRock Liquidity Funds TempFund Portfolio, 0.03%4,5	23,799,691	23,799,691
Federated Treasury Obligations Fund, 0.01%4	2,014,743	2,014,743
Fidelity Institutional Money Market Portfolio - Class I, 0.02%4,5	10,199,867	10,199,867

TOTAL MONEY MARKET INVESTMENTS (Cost $36,014,301)		36,014,301

TOTAL INVESTMENTS – 127.2% (Cost $137,739,859)		163,785,374
Liabilities less other assets – (27.2)%		(34,989,002)

TOTAL NET ASSETS – 100.0%		$128,796,372

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

*	Non-income producing security.
1	All or a portion of shares are on loan. Total loaned securities had a fair value of $32,816,303 at December 31, 2013.
2
This security is an illiquid security and valued at its fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

3	Shares are non-voting.
4	Variable rate security; the rate shown represents the rate at December 31, 2013.
5	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $33,999,558 at December 31, 2013.

See accompanying Notes to Schedule of Investments.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

1. Organization
Vericimetry Funds, a Delaware Statutory Trust (the “Trust”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust consists of the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)
Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Short-term investments are valued at amortized cost, which approximates fair value.  If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of December 31, 2013:

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks
Basic Materials	$6,021,925	$-	$-	$6,021,925
Communications	6,833,989	12,936	-	6,846,925
Consumer, Cyclical	18,587,861	-	-	18,587,861
Consumer, Non-Cyclical	19,625,166	-	-	19,625,166
Diversified	432,525	-	-	432,525
Energy	10,023,717	-	-	10,023,717
Financial	35,553,863	-	-	35,553,863
Industrial	21,425,722	-	-	21,425,722
Technology	9,253,369	-	-	9,253,369
Money Market Investments	36,014,301	-	-	36,014,301
Total Investments in Securities	$163,772,438	$12,936	$-	$163,785,374

*
There were no Level 3 securities as of December 31, 2013. The Fund held one Level 2 security at December 31, 2013.  This security halted trading and the Adviser provided a fair value price in which a discount was applied to the last traded price, given the lack of marketability for the security.  This security was previously a Level 1 security and represents the only transfer among levels. The Fund recognizes such transfers between levels at the end of the reporting period.

(b)
Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income.  A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially.  In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities.  In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower.  The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities loans of this type justifies the attendant risk.  Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund.  The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice.  While securities are on loan, the borrower will pay the Fund any income from the securities.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral.  Any such investment of cash collateral will subject the Fund to the related investment risks.  The Fund will not have the right to vote on any securities having voting rights during the existence of the loan.  The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.  The Fund may pay reasonable administrative and custodial fees in connection with the loan.

At December 31, 2013, the value of securities loaned by the Fund was $32,816,303. Securities purchased via reinvestment of cash collateral received as part of the securities lending program can be found in the Fund’s Schedule of Investments.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

3. Federal Income Tax Information
At September 30, 2013, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$110,902,480

Gross Unrealized Appreciation	$18,477,414
Gross Unrealized Depreciation	$(2,675,268)

Net Unrealized Appreciation	$15,802,146

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.  Controls and Procedures

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President and Treasurer

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn S. Freed
Glenn S. Freed
President and Treasurer

Date:	February 27, 2014